Net Income /(Loss) per Share	12 Months Ended
Dec. 31, 2018
NET INCOME /(LOSS) PER SHARE [Abstract]
Net Income /(Loss) per Share

19. NET INCOME /(LOSS) PER SHARE

Basic net income /(loss) per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net income /(loss) per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potential ordinary shares comprise shares issuable upon the exercise or settlement of share-based awards using the treasury stock method. The dilutive effect of share-based awards with performance requirements is not considered before the performance targets are actually met. The computation of diluted net income /(loss) per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on net income /(loss) per share. For the years ended December 31, 2016, 2017 and 2018, 232,488, 263,497 and 292,622 ordinary shares, respectively, potentially issuable upon the exercise or settlement of share-based awards using the treasury stock method were anti-dilutive and excluded from the denominator for calculation of diluted net loss per share.

Additionally, for purposes of calculating the numerator of diluted net income /(loss) per share, the net income /(loss) attributable to Sohu is adjusted as follows. The adjustment will not be made if there is an anti-dilutive effect.

Sogou’s Net Income/(Loss) Attributable to Sohu

Before Sogou’s IPO

Before Sogou’s IPO, Sogou’s net income /(loss) attributable to Sohu was determined using the percentage that the weighted average number of Sogou shares held by Sohu. represented of the weighted average number of Sogou Pre-IPO Preferred Shares and Sogou Pre-IPO Ordinary Shares outstanding, shares issuable upon the conversion of convertible preferred shares under the if-converted method, and shares issuable upon the exercise or settlement of share-based awards under the treasury stock method, and was not determined by allocating Sogou’s net income /(loss) to Sohu using the methodology for the calculation of net income /(loss) attributable to the Sogou noncontrolling shareholders.

After Sogou’s IPO

After Sogou’s IPO, Sogou’s net income /(loss) attributable to Sohu is determined using the percentage that the weighted average number of Sogou shares held by Sohu represents of the weighted average number of Sogou ordinary shares and shares issuable upon the exercise or settlement of share-based awards under the treasury stock method, and not by using the percentage held by Sohu of the total economic interest in Sogou, which is used for the calculation of basic net income per share.

In the calculation of Sohu’s diluted net income /(loss) per share, assuming a dilutive effect, the percentage of Sohu’s shareholding in Sogou was calculated by treating convertible preferred shares issued by Sogou as having been converted at the beginning of the period and unvested Sogou share options with the performance targets achieved as well as vested but unexercised Sogou share options as having been exercised during the period. The dilutive effect of share-based awards with a performance requirement was not considered before the performance targets were actually met. The effect of this calculation is presented as “incremental dilution from Sogou” in the table below. Assuming an anti-dilutive effect, all of these Sogou shares and share options are excluded from the calculation of Sohu’s diluted income /(loss) per share. As a result, Sogou’s net income /(loss) attributable to Sohu on a diluted basis equals the number used for the calculation of Sohu’s basic net income /(loss) per share.

For the year ended December 31, 2018, all of the Sogou share options had a dilutive effect, and therefore were included in the calculation of Sohu.com Limited’s diluted net income /(loss) per share. This impact is presented as “incremental dilution from Sogou” in the table below.

Changyou’s Net Income/(Loss) Attributable to Sohu

Changyou’s net income /(loss) attributable to Sohu is determined using the percentage that the weighted average number of Changyou shares held by Sohu represents of the weighted average number of Changyou ordinary shares and shares issuable upon the exercise or settlement of share-based awards under the treasury stock method, and not by using the percentage held by Sohu of the total economic interest in Changyou, which is used for the calculation of basic net income per share.

In the calculation of Sohu’s diluted net income /(loss) per share, assuming a dilutive effect, all of Changyou’s existing unvested restricted share units and share options, and vested restricted share units and share options that have not yet been settled, are treated as vested and settled by Changyou under the treasury stock method, causing the percentage of the weighted average number of shares held by Sohu in Changyou to decrease. As a result, Changyou’s net income /(loss) attributable to Sohu on a diluted basis decreased accordingly. The effect of this calculation is presented as “incremental dilution from Changyou” in the table below. Assuming an anti-dilutive effect, all of these Changyou restricted share units and share options are excluded from the calculation of Sohu’s diluted net income /(loss) per share. As a result, Changyou’s net income /(loss) attributable to Sohu on a diluted basis equals the number used for the calculation of Sohu’s basic net income /(loss) per share.

For the year ended December 31, 2018, all of these Changyou restricted share units and share options had an dilutive effect, and therefore were included in the calculation of Sohu.com Limited’s diluted net income /(loss) per share. This impact is presented as “incremental dilution from Changyou” in the table below.

The following table presents the calculation of the Sohu Group’s basic and diluted net loss per share (in thousands, except per share data).

	Year Ended December 31,
	2016	2017	2018
Numerator:
Net loss attributable to Sohu.com Limited, basic	$(224,021)	$(554,526)	$(160,082)
Effect of dilutive securities:
Incremental dilution from Sogou	0	(1,233)	(496)
Incremental dilution from Changyou	(1,639)	(31)	(382)

Net loss attributable to Sohu.com Limited, diluted	$(225,660)	$(555,790)	$(160,960)

Denominator:
Weighted average basic ordinary shares outstanding	38,706	38,858	38,959
Effect of dilutive securities:
Share options and restricted share units	0	0	0

Weighted average diluted ordinary shares outstanding	$38,706	$38,858	$38,959

Basic net loss per share attributable to Sohu.com Limited	$(5.79)	$(14.27)	$(4.11)

Diluted net loss per share attributable to Sohu.com Limited	$(5.83)	$(14.30)	$(4.13)